                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                              AIM V.I. VALUE FUND

                         Supplement dated July 1, 1999
                      to the Prospectus dated May 3, 1999


The third paragraph under the "INVESTMENT OBJECTIVE AND STRATEGIES: AIM V.I. MONEY MARKET FUND" section on page 3 of the prospectus should be deleted in its entirety and replaced with the following:

           "The fund may invest up to 50% of its total assets in U.S. dollar-denominated securities of foreign issuers. The fund may invest up to 100% of its total assets in obligations issued by banks.

           The portfolio managers focus on securities that they believe have favorable prospects for current income, consistent with their concerns for preservation of capital and liquidity. The portfolio managers usually hold portfolio securities to maturity, but may sell a particular security when they deem it advisable, such as when any of the factors above materially changes."


The section entitled "PRINCIPAL RISKS OF INVESTING IN THE FUNDS - ALL FUNDS" on page 6 of the prospectus should be deleted in its entirety and replaced with the following:

           "ALL FUNDS (EXCEPT AIM V.I. MONEY MARKET FUND)

           The prices of foreign securities may be further affected by other factors, including:

           o Currency exchange rates - The dollar value of the fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

           o Political and economic conditions - The value of the fund's foreign investments may be adversely affected by political and social instability in their home countries and by changes in economic or taxation policies in those countries.

           o Regulations - Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

           o Markets - The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and more volatile than U.S. securities.

                     These factors may affect the prices of securities issued by foreign companies located in developing countries more than those in countries with mature economies. For example, many developing countries have, in the past, experienced high rates of inflation or sharply devaluated their currencies against the U.S. dollar, thereby causing the value of investments in companies located in


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           those countries to decline.  Transaction costs are often higher in developing countries and there may be delays in settlement procedures.

           ALL FUNDS

                     If the seller of a repurchase agreement in which the fund invests defaults on its obligation or declares bankruptcy, the fund may experience delays in selling the securities underlying the repurchase agreement. As a result, the fund may incur losses arising from decline in the value of those securities, reduced levels of income and expenses of enforcing its rights.

                     The value of your shares could be adversely affected if the computer systems used by the funds' investment advisor and the funds' other service providers are unable to distinguish the year 2000 from the year 1900.

                     The funds' investment advisor and independent technology consultants are working to avoid year 2000-related problems in its systems and to obtain assurances that other service providers are taking similar steps. Year 2000 problems may also affect issuers in whose securities the funds invests."


The table located under the "FUND MANAGEMENT-PORTFOLIO MANAGERS: AIM V.I. CAPITAL APPRECIATION FUND" section on page 15 of the prospectus should be deleted in its entirety and replaced with the following:

           "o David P. Barnard, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1982.

           o Robert M. Kippes, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

           o Christopher P. Perras, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999 Mr. Perras was an equity analyst at Van Wagoner Capital Management. From 1995 to 1997 he was an Associate Portfolio Manager at Van Kampen American Capital Asset Management, Inc.

           o Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an Associate Portfolio Manager for Van Kampen American Capital Asset Management, Inc.

           o Kenneth A. Zschappel, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1990."


The table located under the "FUND MANAGEMENT-PORTFOLIO MANAGERS: AIM V.I. DIVERSIFIED INCOME FUND" section on page 16 of the prospectus should be deleted in its entirety and replaced with the following:

           "o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1992.

           o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income Portfolio Manager for Nicholas-Applegate Capital Management. From 1994 to 1997, he was international fixed-income trader and analyst for Strong Capital Management.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.



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           o         Kevin E. Rogers, Senior Portfolio Manager, who has been
                     responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1991."


The table located under the "FUND MANAGEMENT-PORTFOLIO MANAGERS: AIM V.I. GLOBAL UTILITIES FUND" section on page 16 of the prospectus should be deleted in its entirety and replaced with the following:

           "o Robert G. Alley, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

           o Claude C. Cody IV, Senior Portfolio Manager, who has been responsible for the fund since 1994 and has been associated with the advisor and/or its affiliates since 1992.

           o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1992.

           o Craig A. Smith, Senior Portfolio Manager, who has been responsible for the fund since 1996 and has been associated with the advisor and/or its affiliates since 1989.

           o Meggan M. Walsh, Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1991."


The table located under the "FUND MANAGEMENT-PORTFOLIO MANAGERS: AIM V.I. INTERNATIONAL EQUITY FUND" section on page 16 of the prospectus should be deleted in its entirety and replaced with the following:

           "o A. Dale Griffin III, Senior Portfolio Manager, who has been responsible for the fund since 1993 and has been associated with the advisor and/or its affiliates since 1989.

           o Jason T. Holzer, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996. From 1994 to 1996 he was an associate with JMB Realty.

           o Clas G. Olsson, Senior Portfolio Manager, who has been responsible for the fund since 1997 and has been associated with the advisor and/or its affiliates since 1994.

           o Barrett K. Sides, Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1990."





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                       AIM VARIABLE INSURANCE FUNDS, INC.

                        AIM V.I. AGGRESSIVE GROWTH FUND
                             AIM V.I. BALANCED FUND
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. CAPITAL DEVELOPMENT FUND
                        AIM V.I. DIVERSIFIED INCOME FUND
                     AIM V.I. GLOBAL GROWTH AND INCOME FUND
                         AIM V.I. GLOBAL UTILITIES FUND
                      AIM V.I. GOVERNMENT SECURITIES FUND
                              AIM V.I. GROWTH FUND
                        AIM V.I. GROWTH AND INCOME FUND
                            AIM V.I. HIGH YIELD FUND
                       AIM V.I. INTERNATIONAL EQUITY FUND
                           AIM V.I. MONEY MARKET FUND
                        AIM V.I. TELECOMMUNICATIONS FUND
                              AIM V.I. VALUE FUND

                         Supplement dated July 1, 1999
                     to Statement of Additional Information
                               dated May 3, 1999

The first paragraph under the "CERTAIN INVESTMENT STRATEGIES AND TECHNIQUES - FOREIGN SECURITIES" section on page 19 of the Statement of Additional Information should be deleted in its entirety and replaced with the following:

           "To the extent consistent with their respective investment objectives, each of the Funds may invest in foreign securities. It is not anticipated that such foreign securities will constitute more than: (i) 20% of the value of the total assets of the Balanced Fund, the Capital Appreciation Fund, the Government Fund, the Growth Fund and the Growth and Income Fund; (ii) 25% of the value of the total assets of the Aggressive Growth Fund, the Capital Development Fund, the High Yield Fund and the Value Fund; (iii) 50% of the value of the total assets of the Diversified Income Fund and the Money Market Fund (however, the Money Market Fund may only invest in foreign securities denominated in U.S. dollars); (iv) 90% of the value of the total assets of the Global Growth and Income Fund; (v) 80% of the value of the total assets of the Global Utilities Fund; and (vi) 75% of the value of the total assets of the Telecommunications Fund. The International Fund will invest at least 70% of its total assets in foreign securities."